Shareholder Report	12 Months Ended	105 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000166436
Shareholder Report [Line Items]
Fund Name	Integrated Global Equity Fund
Class Name	Investor Class
Trading Symbol	TQGEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - Investor Class	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stocks produced strong gains in 2024, helped by easing inflation pressures in many economies and looser monetary policies from various central banks around the world. Benefiting from the strength in the U.S. dollar, U.S. stocks generally outperformed non-U.S. equity markets.

  Relative to the MSCI All Country World Index Net, stock selection in the utilities sector—such as Vistra, an integrated retail electricity and power generation company that serves close to half of the states in the U.S.—contributed the most to relative performance. Stock choices among consumer staples and materials companies contributed to a lesser degree.

  On the other hand, our stock selection in the communication services sector and an average underweight allocation to this strong-performing sector—such as underweighting Facebook’s parent company Meta Platforms—detracted from relative results. An average underweight in the information technology sector and stock choices among financials companies also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks in the U.S. and in non-U.S. countries, including emerging markets. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. Notable changes in positioning during the year were focused on maintaining a broadly diversified global portfolio of stocks in which we have high conviction while staying fully invested and generally keeping the fund’s sector and country allocations in line with those of the MSCI index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/16
Integrated Global Equity Fund (Investor Class)	17.94%	10.79%	11.13%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	10.76

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Apr. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 61,407,000	$ 61,407,000
Holdings Count | Holding	287	287
Advisory Fees Paid, Amount	$ (102,000)
InvestmentCompanyPortfolioTurnover	48.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$61,407 Number of Portfolio Holdings287
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	25.4%
Financials	16.5
Consumer Discretionary	11.3
Industrials & Business Services	11.0
Health Care	9.0
Communication Services	8.0
Consumer Staples	6.6
Energy	3.5
Utilities	3.3
Other	5.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	4.7%
Microsoft	4.2
NVIDIA	3.8
Amazon.com	2.3
Alphabet	2.2
Meta Platforms	1.5
Taiwan Semiconductor Manufacturing	1.3
Tesla	1.1
Visa	0.9
Mastercard	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166438
Shareholder Report [Line Items]
Fund Name	Integrated Global Equity Fund
Class Name	I Class
Trading Symbol	TQGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated Global Equity Fund - I Class	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stocks produced strong gains in 2024, helped by easing inflation pressures in many economies and looser monetary policies from various central banks around the world. Benefiting from the strength in the U.S. dollar, U.S. stocks generally outperformed non-U.S. equity markets.

  Relative to the MSCI All Country World Index Net, stock selection in the utilities sector—such as Vistra, an integrated retail electricity and power generation company that serves close to half of the states in the U.S.—contributed the most to relative performance. Stock choices among consumer staples and materials companies contributed to a lesser degree.

  On the other hand, our stock selection in the communication services sector and an average underweight allocation to this strong-performing sector—such as underweighting Facebook’s parent company Meta Platforms—detracted from relative results. An average underweight in the information technology sector and stock choices among financials companies also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks in the U.S. and in non-U.S. countries, including emerging markets. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. Notable changes in positioning during the year were focused on maintaining a broadly diversified global portfolio of stocks in which we have high conviction while staying fully invested and generally keeping the fund’s sector and country allocations in line with those of the MSCI index.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/16
Integrated Global Equity Fund (I Class)	18.11%	10.95%	11.28%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	10.76

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Apr. 15, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 61,407,000	$ 61,407,000
Holdings Count | Holding	287	287
Advisory Fees Paid, Amount	$ (102,000)
InvestmentCompanyPortfolioTurnover	48.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$61,407 Number of Portfolio Holdings287
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	25.4%
Financials	16.5
Consumer Discretionary	11.3
Industrials & Business Services	11.0
Health Care	9.0
Communication Services	8.0
Consumer Staples	6.6
Energy	3.5
Utilities	3.3
Other	5.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	4.7%
Microsoft	4.2
NVIDIA	3.8
Amazon.com	2.3
Alphabet	2.2
Meta Platforms	1.5
Taiwan Semiconductor Manufacturing	1.3
Tesla	1.1
Visa	0.9
Mastercard	0.9

Updated Prospectus Web Address	www.troweprice.com/paperless